NOVEMBER 12, 2014

SUPPLEMENT TO

HARTFORD GLOBAL EQUITY INCOME FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS DATED JUNE 1, 2014, AS LAST SUPPLEMENTED NOVEMBER 5, 2014

This Supplement updates certain information contained in the above dated Prospectus for Hartford Global Equity Income Fund (the “Fund”).

1.              In the section of the Prospectus entitled “WELLINGTON MANAGEMENT GLOBAL EQUITY INCOME COMPOSITE PERFORMANCE,” the Composite (Net of Class A expenses and maximum Class A sales charge) and  Composite (Net of Class A expenses but excluding Class A sales charges) return figures in the table entitled “Average Annual Total Returns for the Periods Ended December 31, 2013” are deleted and hereby replaced with the following:

Average Annual Total Returns for the Periods Ended December 31, 2013:

	3 months ended March 31, 2014	1 Year	5 Years	Since Inception (2/29/08)
Composite (Net of Class A expenses and maximum Class A sales charge)	-2.72%	13.64%	12.28%	3.02%
Composite (Net of Class A expenses but excluding Class A sales charges)	2.94%	20.25%	13.56%	4.03%

2.              In the section of the Prospectus entitled “WELLINGTON MANAGEMENT GLOBAL EQUITY INCOME COMPOSITE PERFORMANCE,” the Composite (Net of Class A expenses and maximum Class A sales charge) return figures, including the heading to the table, in the table entitled “Total Returns for the Periods Ended December 31, 2013” are deleted and hereby replaced with the following:

Total Returns for the Periods Ended December 31:

	2008**	2009	2010	2011
Composite (Net of Class A expenses and maximum Class A sales charge)	-36.99%	18.32%	6.44%	-8.38%

	2012	2013	3 months ended March 31, 2014
Composite (Net of Class A expenses and maximum Class A sales charge)	8.56%	13.64%	-2.72%

This Supplement should be retained with your Prospectus for future reference.

HV-7207	November 2014

NOVEMBER 12, 2014

SUPPLEMENT TO

THE HARTFORD INTERNATIONAL VALUE FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS DATED MARCH 1, 2014, AS LAST SUPPLEMENTED NOVEMBER 5, 2014

This Supplement updates certain information contained in the above dated Prospectus for The Hartford International Value Fund (the “Fund”).

(1)         In the section of the Prospectus entitled “WELLINGTON MANAGEMENT INTERNATIONAL CONTRARIAN VALUE COMPOSITE PERFORMANCE,” the Composite (Net of Class A expenses and maximum Class A sales charge) and Composite (Net of Class A expenses but excluding Class A sales charges) return figures in the table entitled “Average Annual Total Returns for the Periods Ended December 31, 2013” are deleted and hereby replaced with the following:

Average Annual Total Returns for the Periods Ended December 31, 2013:

	1 Year	5 Years	Since Inception (11/30/2007)
Composite (Net of Class A expenses and maximum Class A sales charge)	27.13%	17.71%	3.77%
Composite (Net of Class A expenses but excluding Class A sales charges)	34.53%	19.05%	5.69%

(2)         In the section of the Prospectus entitled “WELLINGTON MANAGEMENT INTERNATIONAL CONTRARIAN VALUE COMPOSITE PERFORMANCE,” the Composite (Net of Class A expenses but excluding Class A sales charges) return figures in the table entitled “Total Returns for the Periods Ended December 31” are deleted and hereby replaced with the following:

Total Returns for the Periods Ended December 31:

	2007**	2008	2009	2010
Composite (Net of Class A expenses but excluding Class A sales charges)	-1.85%	-40.31%	55.32%	8.08%

	2011	2012	2013
Composite (Net of Class A expenses but excluding Class A sales charges)	-15.50%	25.28%	34.53%

This Supplement should be retained with your Prospectus for future reference.

HV-7208	November 2014

NOVEMBER 12, 2014

SUPPLEMENT TO

HARTFORD REAL TOTAL RETURN FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS DATED MARCH 1, 2014, AS LAST SUPPLEMENTED NOVEMBER 5, 2014

This Supplement updates certain information contained in the above dated Prospectus for Hartford Real Total Return Fund (the “Fund”).

(1)         In the section of the Prospectus entitled “WELLINGTON MANAGEMENT REAL TOTAL RETURN COMPOSITE PERFORMANCE,” the Composite (Net of Class A expenses and maximum Class A sales charge) return figures in the table entitled “Total Returns for the Periods Ended December 31” are deleted and hereby replaced with the following:

Total Returns for the Periods Ended December 31:

	2007**	2008	2009	2010
Composite (Net of Class A expenses and maximum Class A sales charge)	2.18%	-3.17%	7.86%	1.08%

	2011	2012	2013
Composite (Net of Class A expenses and maximum Class A sales charge)	1.17%	0.30%	-6.93%

This Supplement should be retained with your Prospectus for future reference.

HV-7209	November 2014